Transactions and Balances with Related Parties (Details) - Schedule of Compensation of Key Management and Directors - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of compensation of key management and directors [Abstract]
Short-term benefits	$ 1,520	$ 48
Termination payments		1,466
Share-based payments	9,169	19,077
Total	$ 10,689	$ 20,591